Average Annual Total Returns - X-Square Balanced Fund, LLC		12 Months Ended	36 Months Ended	60 Months Ended	74 Months Ended
	Apr. 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	23.01%	14.42%	15.69%
Performance Inception Date	Nov. 04, 2019
60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		13.70%	15.46%	8.47%	9.83%
Performance Inception Date	Nov. 04, 2019
Class A
Prospectus [Line Items]
Average Annual Return, Percent		7.54%	11.62%	6.27%	7.63%
Performance Inception Date	Nov. 04, 2019
Class C
Prospectus [Line Items]
Average Annual Return, Percent		9.68%	12.12%	6.23%	7.43%
Performance Inception Date	Nov. 04, 2019
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		11.99%	13.35%	7.35%	8.57%
Performance Inception Date	Nov. 04, 2019
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.23%	12.73%	6.73%	8.07%
Performance Inception Date	Nov. 04, 2019
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.07%	10.15%	5.45%	6.57%
Performance Inception Date	Nov. 04, 2019